Summary of Business and Significant Accounting Policies (Details) - Schedule of percentage of concentration risk - Customer Concentration Risk [Member]			3 Months Ended		9 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage			62.00%	51.00%	61.00%	51.00%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			16.00%	26.00%	21.00%	26.00%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			18.00%	14.00%	15.00%	16.00%
Revenue Benchmark [Member] | Major Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage			96.00%	91.00%	97.00%	93.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.00%	31.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	41.00%
Accounts Receivable [Member] | Major Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	86.00%	83.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	11.00%